ACCRUED INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
10. ACCRUED INTEREST

Accrued interest on the Company’s convertible notes payable is convertible at the option of the note holders into the Company’s common stock a price of $0.25 per share.  At March 31, 2015, convertible accrued interest was $660,752 (including $54,150 to a related party), of which $659,252 is convertible into 2,637,008 shares of common stock.  An additional $31,795 of accrued interest is not convertible into common stock. During the three months ended March 31, 2015, the Company paid cash for interest in the aggregate amount of $22,045.

At December 31, 2014, convertible accrued interest was $681,979 (including $54,150 to a related party), of which $656,184 is convertible into 2,623,724 shares of common stock.  An additional $1,000 of accrued interest is not convertible into common stock. During the twelve months ended December 31, 2014, the Company paid cash for interest in the aggregate amount of $47,820, and converted an additional $90,984 of accrued interest into an aggregate of 363,936 shares of common stock.

9.  ACCRUED INTEREST

Accrued interest on the certain of the Company’s convertible notes payable is convertible at the option of the note holders into the Company’s common stock at a price of $0.25 share.

At December 31, 2014, convertible accrued interest was $681,979 (including $78,945 to a related party), of which $656,184 is convertible into 2,623,724 shares of common stock.  An additional $1,000 of accrued interest is not convertible into common stock. During the twelve months ended December 31, 2014, the Company paid cash for interest in the aggregate amount of $47,820, and converted an additional $90,984 of accrued interest into an aggregate of 363,936 shares of common stock.

At December 31, 2013, convertible accrued interest was $720,189 (including $48,708 to a related party) which was convertible into 2,880,756 shares of common stock.  During the twelve months ended December 31, 2013, the Company paid cash for interest in the aggregate amount of $48,278, and converted an additional $118,594 of accrued interest into an aggregate of 332,282 shares of common stock.